Shareholders' capital	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Shareholders' capital
Shareholders’ capital

(a)	Common shares
Number of common shares:

	Six Months Ended June 30
	2019	2018
Common shares, beginning of period	488,851,433	431,765,935
Public offering	509,431	37,505,274
Dividend reinvestment plan	3,225,749	2,532,767
Exercise of share-based awards (c)	886,931	352,800
Conversion of convertible debentures	11,883	38,138
Common shares, end of period	493,485,427	472,194,914

On February 28, 2019, APUC established an at-the-market equity program ("ATM program") that allows the Company to issue up to $250,000 of common shares from treasury to the public from time to time, at the Company's discretion, at the prevailing market price when issued on the TSX, the NYSE, or any other existing trading market for the common shares of the Company in Canada or the United States. During the six months ended June 30, 2019, the Company issued 509,431 common shares under the ATM program at an average price of $12.23 per common share for gross proceeds of $6,233 ($6,139 net of commissions). Subsequent to quarter end, the Company issued 564,500 common shares at an average price of $12.36 per common share for gross proceeds of $6,979 ($6,874 net of commissions). Other related costs, primarily related to the establishment of the ATM program, were $1,128.

(b)	Preferred shares
The holders of Series D preferred shares have the right to convert their shares into cumulative floating rate preferred shares, Series E, subject to certain conditions on March 31, 2019, and every fifth year thereafter. The Series D did not convert to Series E on March 31, 2019. The dividend for the five-year period from and including March 31, 2019 to but excluding March 31, 2024 will be C$1.2728. The Series D dividend will reset on March 31, 2024 and every five years thereafter at a rate equal to the then five-year Government of Canada bond plus 3.28%. The Series D preferred shares are redeemable at C$25 per share at the option of the Company on March 31, 2024 and every fifth year thereafter.

(c)	Share-based compensation
During the six months ended June 30, 2019, the Board of Directors of APUC (the "Board") approved the grant of 1,113,775 options to executives of the Company. The options allow for the purchase of common shares at a weighted average price of C$14.96, the market price of the underlying common share at the date of grant. One-third of the options vest on each of December 31, 2019, 2020, and 2021. Options may be exercised up to eight years following the date of grant.
The following assumptions were used in determining the fair value of share options granted:

	2019
Risk-free interest rate	1.9%
Expected volatility	20%
Expected dividend yield	4.3%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	1.66

10.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)
In March 2019, executives of the Company exercised 2,596,357 stock options at a weighted average exercise price of C$10.44 in exchange for 573,975 common shares issued from treasury, and 2,022,382 options were settled at their cash value as payment for the exercise price and tax withholdings related to the exercise of the options.
In March 2019, 366,787 Performance Share Units ("PSUs") were granted to executives of the Company. Subsequent to quarter end, 385,967 PSUs were granted to employees of the Company. The PSUs vest on January 1, 2022.
During the first quarter, the Company settled 344,340 PSUs in exchange for 179,830 common shares issued from treasury, and 164,510 PSUs were settled at their cash value as payment for tax withholdings related to the settlement of the PSUs.
During the second quarter, 125,001 bonus deferral restricted share units ("RSUs") were granted to employees of the Company. The RSUs are 100% vested.
During the six months ended June 30, 2019, 42,215 Deferred Share Units (“DSUs”) were issued pursuant to the election of the Directors to defer a percentage of their Directors' fee in the form of DSUs.
For the three and six months ended June 30, 2019, APUC recorded $2,566 and $4,473 (2018 - $2,061 and $3,645) in total share-based compensation expense. The compensation expense is recorded as part of administrative expenses in the unaudited interim consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of June 30, 2019, total unrecognized compensation costs related to non-vested options and PSUs were $1,808 and $9,993, respectively, and are expected to be recognized over a period of 2.10 and 1.80 years, respectively.